DEBT AND CREDIT FACILITIES - Schedule of Maturities of Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 406
2022	208
2023	4
2024	924
2025	740
Thereafter	3,951
Total obligations and commitments	6,233
Discounts, premiums, and adjustments relating to hedging instruments	(41)
Total debt	$ 6,192	$ 5,124